5. COMMON STOCK	12 Months Ended
Jun. 30, 2012
Stockholders' Equity Note Disclosure [Text Block]

5.  COMMON STOCK

The authorized capital of the Company is an unlimited number of common shares without par value.

During the month of October 2009, the Company issued 10,000,000 common shares at a price of $0.01 for services valued at $100,000.

On December 31, 2009, the Company issued 1,475,000 shares of common stock at a price of $0.20 per share for total cash proceeds of $295,000.

On December 31, 2009, the Company issued 66,666 shares of common stock at a price of $0.29 ($0.30 Canadian dollars) per share for total cash proceeds of $19,049.

For the years ended June 30, 2012 and 2011, the Company has not issued any common stock or granted any stock options.  The number of common shares outstanding as of June 30, 2012 is 11,541,666 (June 30, 2011 - 11,541,666).